Net Income (Loss) Per Share - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 02, 2016
Net Income Loss Per Common Share [Line Items]
Dividend declared		$ 9,919
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,200,000	5,100,000	1,400,000
Dilutive securities		0
Preferred Stock [Member]
Net Income Loss Per Common Share [Line Items]
Dividend declared		$ 9,919	$ 9,917
Dividend declared, per share price				$ 0.71875
Dividend declared, payment date	May 02, 2016
Dividend declared, record date	Apr. 15, 2016
Preferred Stock [Member] | Weighted Average [Member]
Net Income Loss Per Common Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		9,600,000